Other financial liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 261,769,288	$ 228,185,297	$ 17,546,162
Other current financial liabilities	68,385,728	62,766,946
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	99,749,082	75,200,804
Other current financial liabilities	42,447,438	38,160,178
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	133,806,947	135,281,303
Other current financial liabilities	6,744,739	4,081,175
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	28,213,259	17,546,162
Other current financial liabilities	4,857,097	365,972
Derivative financial instruments [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	240,394	4,997,124
Derivative hedge liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	157,028
Other current financial liabilities	805,306	1,194,502
Deposits for return of bottles and containers [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	$ 13,290,754	$ 13,967,995